Document And Entity Information	6 Months Ended
Jun. 30, 2011
Document And Entity Information
Document Type	S-4
Amendment Flag	false
Document Period End Date	Jun. 30, 2011
Entity Registrant Name	FIRST DATA CORP
Entity Central Index Key	0000883980
Entity Filer Category	Non-accelerated Filer